Background, Organization, and Summary of Significant Accounting Policies - Narrative (Details)	1 Months Ended	12 Months Ended
	Feb. 25, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 instrument	Nov. 30, 2018
Significant Accounting Policies [Line Items]
Amortization expenses		$ 10,800,000	$ 10,700,000	$ 7,600,000
Cumulative foreign earnings		$ 47,000,000
Deferred purchased gas costs, recovered or refunded period		1 year
Goodwill impairment charges		$ 0	0
Dividends declared		$ 32,600,000	30,000,000
Minimum | Subsequent Event
Significant Accounting Policies [Line Items]
Deferred purchased gas costs, estimated incremental costs	$ 200,000,000
Maximum | Subsequent Event
Significant Accounting Policies [Line Items]
Deferred purchased gas costs, estimated incremental costs	$ 300,000,000
Interest Rate Swap
Significant Accounting Policies [Line Items]
Derivative, number of instruments held | instrument					2
Centuri | W.S. Nicholls Western Construction LTD
Significant Accounting Policies [Line Items]
VIR ownership percentage		50.00%
Exposure to loss as a result of its investment		$ 12,200,000
Money Market Funds
Significant Accounting Policies [Line Items]
Money market fund investments		40,000	26,700,000
Money Market Funds | Southwest Gas Corporation
Significant Accounting Policies [Line Items]
Money market fund investments		40,000	23,500,000
Gas Pipe Materials and Supplies | Prepaids and other current assets
Significant Accounting Policies [Line Items]
Gas pipe materials and operating supplies		50,000,000	57,000,000
Prepaid and other current assets		$ 1,000,000	$ 33,000,000
Linetec
Significant Accounting Policies [Line Items]
Ownership percentage by noncontrolling owners						20.00%